PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 393,478	$ 441,292	$ 1,306,767
Asset Transfer Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of tower structures and sites	$ 3,870,126